CONVERTIBLE NOTES (Tables)	12 Months Ended
Sep. 30, 2021
CONVERTIBLE NOTES
Summary of net carrying amount of the liability component of Convertible Notes

Net carrying amount of the liability component Convertible Notes dated as of September 30, 2021 was as follows:

			Net
	Principal	Discount on	carrying
	outstanding	debt	value

Convertible Notes - short-term	$4,123,900	(1,300,536)	$2,823,364

Summary of net carrying amount of the equity component of Convertible Notes

Net carrying amount of the equity component of the Convertible Notes as of September 30, 2021was as follows:

Amount
	allocated to		Equity
	conversion	Issuance	component,
	option	cost	net

Convertible Notes – equity portion	$1,291,892	8,644	$1,300,536